Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (thousands) (7)	Asset Quality (%)(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$2,516,262	$2,404,773	$1,121,016	$1,050,029	$91	$93	$109,744	0.05%
2021	$2,294,353	$2,657,693	$1,062,095	$1,168,448	$139	$136	$115,440	0.08%
2020	$2,133,063	$1,758,935	$859,540	$763,179	$76	$91	$47,635	0.11%

Company Selected Measure Name	•Asset Quality
Named Executive Officers, Footnote [Text Block]	The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Perrault (our Chief Executive Officer) for each corresponding year in the "Total" column of the Summary Compensation Table. Refer to "Named Executive Compensation - Summary Compensation Table."The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s named officers as a group, (excluding Mr. Perrault, who has served as our PEO since 2009)(the "non-PEO NEOs") in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Carl M. Carlson, Michael W. McCurdy, James M. Cosman, and Darryl J. Fess; (ii) for 2021, Carl M. Carlson, Michael W. McCurdy, M. Robert Rose, and James M. Cosman; and (iii) for 2020, Carl M. Carlson, M. Robert Rose, Mark J. Meiklejohn and Darryl J. Fess.
Peer Group Issuers, Footnote [Text Block]	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated.
PEO Total Compensation Amount	$ 2,516,262	$ 2,294,353	$ 2,133,063
PEO Actually Paid Compensation Amount	$ 2,404,773	2,657,693	1,758,935
Adjustment To PEO Compensation, Footnote [Text Block]	The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Perrault, as calculated in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect actual amounts of compensation earned or paid to Mr. Perrault during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Perrault's total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Compensation Table Total for PEO	Less Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Changes in the Actuarial Present Value of Pension Benefits (c)	Pension Benefits Adjustments (d)	Compensation Actually Paid to PEO
2022	$2,516,262	$(629,998)	$518,509	$—	$—	$2,404,773
2021	$2,294,353	$(609,258)	$972,598	$—	$—	$2,657,693
2020	$2,133,063	$(591,496)	$217,368	$—	$—	$1,758,935

(a)	Amounts reported in this column reflect the subtraction of the grant date fair value of equity awards, reported in the "Stock Awards" and "Option Awards" columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity award granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in the sample applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the Fair Value or Total Compensation	Total Equity Award Adjustments
2022	$1,726,470	$628,296	$(109,787)		$—	$518,509
2021	$2,007,298	$874,747	$97,851		$—	$972,598
2020	$1,365,400	$468,109	$(250,741)		$—	$217,368

(c)	The amounts included in this column are the amounts reported in "Change in Pension and Non qualified Deferred Compensation" column of the Summary Compensation Table for the applicable year.
(d)	The total pension benefit adjustments for each applicable year include the aggregate of two components: (i)
the actuarially determined service cost for services rendered by Mr. Perrault during the applicable year (the
“service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP.
The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost	Prior Service Cost	Total Pension Benefit Adjustments
2022	$—	$—	$—
2021	$—	$—	$—
2020	$—	$—	$—

Non-PEO NEO Average Total Compensation Amount	$ 1,121,016	1,062,095	859,540
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,050,029	1,168,448	763,179
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the non-PEO NEO's, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the non-PEO NEOs during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the non PEO-NEOs for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Less Average Reported Value of Equity Awards	Average Equity Award Adjustments (a)	Average Reported Changes in the Actuarial Present Value of Pension Benefits	Average Pension Benefits Adjustments (b)	Average Compensation Actually Paid to Non-PEO NEOs
2022	$1,121,016	$(234,186)	$163,199	$—	$—	$1,050,029
2021	$1,062,095	$(235,756)	$342,109	$—	$—	$1,168,448
2020	$859,540	$(146,583)	$81,130	$(32,543)	$1,635	$763,179

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Average Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in the Fair Value or Total Compensation	Total Average Equity Award Adjustments
2022	$567,985	$192,593	$(29,394)		$—	$163,199
2021	$531,794	$319,527	$22,852		$—	$342,109
2020	$398,578	$133,131	$(52,001)		$—	$81,130

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average Service Cost	Average Prior Service Cost	Average Pension Benefit Adjustments
2022	$—	$—	$—
2021	$—	$—	$—
2020	$26,414	$(24,779)	$1,635

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid and Cumulative TSR

The amount of compensation actually paid to Mr. Perrault and the average amount of compensation actually paid the the Company's Named Officers as a group (excluding Mr. Perrault) is aligned with the Company's cumulative TSR over the three years presented in the table. The alignment of compensation actually paid with the Company's cumulative TSR over the period presented is important because a significant amount of the compensation actually paid to Mr. Perrault and the other Named Officers is comprised of performance based equity awards. These awards cliff vest at the end of a three-year term and the vesting of the awards is based on the Company's achievement of certain identified performance targets, including TSR. For more information about the Company's performance based equity awards, please see the "Executive Compensation - Compensation Discussion and Analysis," portion of this document.

Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net IncomeThe amount of compensation actually paid to Mr. Perrault and the average amount of compensation actually paid to the Company's Named Officers as a group (excluding Mr. Perrault) is generally aligned with the Company's net income over the three years presented in the table. The Compensation Committee considers net income among other financial performance factors when evaluating executive compensation decisions.
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Asset Quality

The amount of compensation actually paid to Mr. Perrault and the average amount of compensation actually paid to the Company's Named Officers as a group (excluding Mr. Perrault) is generally aligned with the Company's asset quality over the three years presented in the table. The Company uses asset quality as a performance measure for the attainment of performance goals for performance based equity grants. Asset quality is an important metric for the Company's overall performance given the business of each of the Banks involves making loans. Asset quality metrics are generally correlated with the performance of the Banks, and, by extension, the Company with regard to the financial health and performance of the Company.

Total Shareholder Return Vs Peer Group [Text Block]
Cumulative TSR of the Company and Cumulative TSR of the Peer Group

The Company's 3-year cumulative TSR is less than the companies included in our peer group. There are several reasons for this:
•In 2022, the Company announced the acquisition of PCSB Financial and PCSB Bank. This resulted in increased merger charges related to this one time event throughout the year. In 2021, the Company outperformed peers.
•In 2020, the Company implemented ASU 2016-13, ""Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments," which requires the use of the current expected loss methodology, referred to as the current expected credit loss ("CECL"). In
	addition, in the first quarter of 2020, based on the then current forecast to evaluate the economic effects of the COVID-19 pandemic on the Company’s loan portfolios, the Company recorded a provision for credit losses of $54.1 million for the quarter ended March 31, 2020, compared to $3.6 million for the quarter ended December 31, 2019. This increase in provision was primarily driven by the forecasted economic effect of the COVID-19 pandemic.
Tabular List [Table Text Block]	•Total Return to Stockholders •Asset Quality •The Company's Internal Strategic Metric
Total Shareholder Return Amount	$ 91	139	76
Peer Group Total Shareholder Return Amount	93	136	91
Net Income (Loss)	$ 109,744,000,000	$ 115,440,000,000	$ 47,635,000,000
Company Selected Measure Amount	0.0005	0.0008	0.0011
Additional 402(v) Disclosure [Text Block]
Pay versus Performance Disclosure

Consistent with the requirements of the Dodd Frank Act Section 953(a) and Item 402(v) of Regulation S-K, we are providing the following disclosures about the relationship between the Company's financial performance and executive compensation. These disclosures are designed to comply with the pay-versus-performance ("Pay-versus-Performance") metrics as established by the SEC. For additional information regarding the Company's variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company's performance, please refer to "Executive Compensation - Compensation Discussion and Analysis."
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
Financial Performance Measures

As more fully described in "Executive Compensation - Compensation Discussion and Analysis," the Company's executive compensation program reflects a variable pay-for-performance philosophy. The Compensation Committee selects metrics for the Company's short-term and long-term incentive awards that are intended to incentivize our executives to increase Company value for our stockholders. For the most recently completed fiscal year, the most important financial measures used by the Company to link executive compensation actually paid to the Company's Named Officers to the Company's performance are as follows:
Analysis of the Information Presented in the Pay versus Performance Table

As described in more detail in the "Executive Compensation - Compensation Discussion and Analysis," portion of this document, the Company's executive compensation program reflects a variable pay-for-performance philosophy. The Compensation Committee has developed a compensation philosophy over a period of years that is designed to attract, retain, and motivate executives to further the Company's long-term strategic plan and drive stockholder value. This program is designed to be fair and appropriate within the Company and the markets in which the Company operates. While the Company's program utilizes several performance metrics to align executive compensation with Company performance, all of
	those measures are not presented in the Pay versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance, and therefore does not specifically align the Company's performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay versus Performance table.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Total Return to Stockholders
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Asset Quality
Non-GAAP Measure Description [Text Block]	Asset quality is based on net charges offs as a percentage of loans over the performance grant measurement period as compared to peers.
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•The Company's Internal Strategic Metric
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (629,998)	$ (609,258)	$ (591,496)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	518,509	972,598	217,368
PEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,726,470	2,007,298	1,365,400
PEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	628,296	874,747	468,109
PEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(109,787)	97,851	(250,741)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
PEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	0	0	0
PEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	0	0	0
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(234,186)	(235,756)	(146,583)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	163,199	342,109	81,130
Non-PEO NEO [Member] | Change in Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(32,543)
Non-PEO NEO [Member] | Pension Benefits Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	1,635
Non-PEO NEO [Member] | Equity Award Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	567,985	531,794	398,578
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	192,593	319,527	133,131
Non-PEO NEO [Member] | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(29,394)	22,852	(52,001)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards
Non-PEO NEO [Member] | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
Non-PEO NEO [Member] | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	0	0	26,414
Non-PEO NEO [Member] | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Pension Benefits	$ 0	$ 0	$ (24,779)